Nuveen Symphony High Yield Income Fund
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	LONG-TERM INVESTMENTS – 97.3%
	CORPORATE BONDS – 70.5%
	Aerospace & Defense – 0.9%
$900	BBA US Holdings Inc, 144A	4.000%	3/01/28	BB	$887,670
2,000	TransDigm Inc, 144A	6.250%	3/15/26	Ba3	2,165,220
2,900	TransDigm Inc, 144A	5.500%	11/15/27	B-	2,932,567
5,800	Total Aerospace & Defense				5,985,457
	Auto Components – 0.7%
1,800	Allison Transmission Inc, 144A	5.875%	6/01/29	BB	1,971,000
2,650	Panther BF Aggregator 2 LP / Panther Finance Co Inc, 144A	6.250%	5/15/26	BB	2,855,375
4,450	Total Auto Components				4,826,375
	Beverages – 0.6%
3,700	Cott Holdings Inc, 144A	5.500%	4/01/25	B1	3,866,500
	Building Products – 0.9%
2,969	Builders FirstSource Inc, 144A	5.625%	9/01/24	BB-	3,087,760
2,700	Hillman Group Inc/The, 144A	6.375%	7/15/22	CCC	2,511,000
5,669	Total Building Products				5,598,760
	Capital Markets – 0.9%
900	Eagle Holding Co II LLC, 144A, (cash 7.750%, PIK 7.750%)	7.750%	5/15/22	CCC+	913,842
3,700	LPL Holdings Inc, 144A	5.750%	9/15/25	BB	3,871,125
1,000	LPL Holdings Inc, 144A	4.625%	11/15/27	BB	1,020,000
5,600	Total Capital Markets				5,804,967
	Chemicals – 0.6%
3,600	PQ Corp, 144A	5.750%	12/15/25	B	3,762,000
	Commercial Services & Supplies – 0.9%
1,750	Allied Universal Holdco LLC / Allied Universal Finance Corp, 144A	6.625%	7/15/26	BB-	1,880,725
900	GFL Environmental Inc, 144A	7.000%	6/01/26	CCC+	950,760
900	GFL Environmental Inc, 144A	5.125%	12/15/26	B+	946,242
1,650	Ritchie Bros Auctioneers Inc, 144A	5.375%	1/15/25	BB+	1,720,125
590	Tervita Corp, 144A	7.625%	12/01/21	B+	593,688
5,790	Total Commercial Services & Supplies				6,091,540
      0

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Communications Equipment – 1.6%
$3,600	CommScope Inc, 144A	6.000%	3/01/26	Ba3	$3,829,500
4,000	Intelsat Jackson Holdings SA, 144A	9.750%	7/15/25	CCC+	3,700,000
850	ViaSat Inc., 144A	5.625%	9/15/25	B	875,500
1,800	ViaSat Inc., 144A	5.625%	4/15/27	BB+	1,926,000
10,250	Total Communications Equipment				10,331,000
	Construction & Engineering – 0.5%
3,000	Great Lakes Dredge & Dock Corp	8.000%	5/15/22	B	3,172,500
	Construction Materials – 0.1%
850	Summit Materials LLC / Summit Materials Finance Corp, 144A	5.125%	6/01/25	BB	873,375
	Consumer Finance – 1.5%
930	Curo Group Holdings Corp, 144A	8.250%	9/01/25	B-	818,381
1,700	DAE Funding LLC, 144A	4.500%	8/01/22	BBB-	1,725,500
2,000	Navient Corp	6.625%	7/26/21	BB	2,115,000
850	Provident Funding Associates LP / PFG Finance Corp, 144A	6.375%	6/15/25	B2	833,000
2,750	Refinitiv US Holdings Inc, 144A	6.250%	5/15/26	BB+	3,000,938
1,100	Verscend Escrow Corp, 144A	9.750%	8/15/26	CCC+	1,203,125
9,330	Total Consumer Finance				9,695,944
	Containers & Packaging – 2.2%
4,400	Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc, 144A	6.000%	2/15/25	B	4,614,500
900	Cascades Inc/Cascades USA Inc, 144A	5.125%	1/15/26	BB-	924,750
1,890	Graphic Packaging International LLC	4.125%	8/15/24	BB+	1,960,875
5,627	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A	5.125%	7/15/23	B+	5,760,641
900	Trivium Packaging Finance BV, 144A	5.500%	8/15/26	B+	948,375
13,717	Total Containers & Packaging				14,209,141
	Distributors – 0.1%
900	American Builders & Contractors Supply Co Inc, 144A	4.000%	1/15/28	BB+	913,500
	Diversified Consumer Services – 0.1%
900	Kronos Acquisition Holdings Inc, 144A	9.000%	8/15/23	Caa2	859,500
	Diversified Financial Services – 1.2%
2,300	ASP AMC Merger Sub Inc, 144A	8.000%	5/15/25	CCC	1,529,500
3,825	MSCI Inc, 144A	4.750%	8/01/26	BB+	4,006,687
2,000	PetSmart Inc, 144A, (WI/DD)	7.125%	3/15/23	CCC+	1,960,000
8,125	Total Diversified Financial Services				7,496,187

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Diversified Telecommunication Services – 1.8%
$3,000	CenturyLink Inc	5.800%	3/15/22	BB	$3,153,810
750	Cogent Communications Group Inc, 144A	5.625%	4/15/21	B-	756,562
1,800	Consolidated Communications Inc	6.500%	10/01/22	CCC+	1,629,000
2,820	Intelsat Luxembourg SA	7.750%	6/01/21	C	2,227,800
1,455	Level 3 Financing Inc	5.125%	5/01/23	BB	1,464,094
1,900	Qualitytech LP / QTS Finance Corp, 144A	4.750%	11/15/25	BB	1,968,875
750	Virgin Media Finance PLC, 144A	6.000%	10/15/24	B	772,500
12,475	Total Diversified Telecommunication Services				11,972,641
	Electric Utilities – 0.9%
1,800	Pacific Gas & Electric Co, (3)	6.050%	3/01/34	D	1,885,500
2,250	Talen Energy Supply LLC, 144A	6.625%	1/15/28	BB	2,295,000
1,800	TerraForm Power Operating LLC, 144A	5.000%	1/15/30	BB	1,831,500
5,850	Total Electric Utilities				6,012,000
	Electronic Equipment, Instruments & Components – 0.3%
1,800	MTS Systems Corp, 144A	5.750%	8/15/27	B+	1,881,000
	Energy Equipment & Services – 1.3%
900	Archrock Partners LP / Archrock Partners Finance Corp, 144A	6.250%	4/01/28	B+	927,000
3,315	FTS International Inc	6.250%	5/01/22	CCC+	2,154,750
1,300	Oceaneering International Inc	6.000%	2/01/28	BB	1,274,000
801	Transocean Guardian Ltd, 144A	5.875%	1/15/24	B1	819,022
801	Transocean Pontus Ltd, 144A	6.125%	8/01/25	B1	821,025
2,400	USA Compression Partners LP / USA Compression Finance Corp	6.875%	4/01/26	BB-	2,520,000
9,517	Total Energy Equipment & Services				8,515,797
	Equity Real Estate Investment Trust – 1.1%
4,775	GLP Capital LP / GLP Financing II Inc	5.375%	4/15/26	BBB-	5,278,285
1,800	MPT Operating Partnership LP / MPT Finance Corp	4.625%	8/01/29	BBB-	1,854,000
6,575	Total Equity Real Estate Investment Trust				7,132,285
	Food & Staples Retailing – 1.2%
915	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC	6.625%	6/15/24	BB-	957,694
2,250	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 144A	5.875%	2/15/28	BB-	2,390,625
1,620	New Albertsons LP	8.000%	5/01/31	B+	1,679,130
2,695	Performance Food Group Inc, 144A	5.500%	6/01/24	BB-	2,762,375
7,480	Total Food & Staples Retailing				7,789,824
	Food Products – 1.9%
1,370	Chobani LLC / Chobani Finance Corp Inc, 144A	7.500%	4/15/25	CCC	1,376,850

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Food Products (continued)
$573	JBS Investments GmbH, 144A	6.250%	2/05/23	BB	$578,730
2,250	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 144A	5.500%	1/15/30	BB	2,416,725
2,820	Pilgrim's Pride Corp, 144A	5.750%	3/15/25	BB	2,914,837
2,500	Post Holdings Inc, 144A	5.500%	3/01/25	B+	2,618,750
2,700	Simmons Foods Inc, 144A	5.750%	11/01/24	B-	2,713,500
12,213	Total Food Products				12,619,392
	Gas Utilities – 0.5%
3,300	Rockpoint Gas Storage Canada Ltd, 144A	7.000%	3/31/23	BB-	3,242,250
	Health Care Equipment & Supplies – 0.4%
1,000	Avantor Inc., 144A	9.000%	10/01/25	BB	1,117,530
1,500	Hill-Rom Holdings Inc, 144A	5.000%	2/15/25	BB	1,560,000
2,500	Total Health Care Equipment & Supplies				2,677,530
	Health Care Providers & Services – 3.3%
900	Centene Corp, 144A	4.250%	12/15/27	BBB-	925,875
1,380	Encompass Health Corp	5.750%	11/01/24	B+	1,395,525
1,000	Molina Healthcare Inc	5.375%	11/15/22	BB-	1,062,980
4,050	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	4,576,500
900	Select Medical Corp, 144A	6.250%	8/15/26	B-	974,268
5,300	Tenet Healthcare Corp	8.125%	4/01/22	B-	5,863,125
3,600	Tenet Healthcare Corp, 144A	4.875%	1/01/26	BB-	3,770,640
900	Vizient Inc, 144A	6.250%	5/15/27	B	963,000
2,000	West Street Merger Sub Inc, 144A	6.375%	9/01/25	CCC	1,995,000
20,030	Total Health Care Providers & Services				21,526,913
	Health Care Technology – 0.4%
2,500	Change Healthcare Holdings LLC / Change Healthcare Finance Inc, 144A	5.750%	3/01/25	B-	2,568,750
	Hotels, Restaurants & Leisure – 9.5%
3,750	1011778 BC ULC / New Red Finance Inc, 144A	4.250%	5/15/24	BB+	3,843,750
1,865	Boyd Gaming Corp	6.375%	4/01/26	B+	2,006,623
1,000	Boyd Gaming Corp, 144A	4.750%	12/01/27	B+	1,038,750
1,700	Boyne USA Inc, 144A	7.250%	5/01/25	B1	1,848,750
2,750	Caesars Resort Collection LLC / CRC Finco Inc, 144A	5.250%	10/15/25	B-	2,842,812
2,600	Eldorado Resorts Inc	6.000%	4/01/25	B	2,736,500
2,700	ESH Hospitality Inc, 144A	4.625%	10/01/27	BB-	2,733,750
940	Hilton Domestic Operating Co Inc	4.250%	9/01/24	BB+	957,625
3,400	International Game Technology PLC, 144A	5.375%	2/15/22	BB+	3,587,000

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Hotels, Restaurants & Leisure (continued)
$3,100	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A	5.000%	6/01/24	BB	$3,212,375
875	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A	4.750%	6/01/27	BB	920,938
1,350	Marriott Ownership Resorts Inc, 144A	4.750%	1/15/28	BB-	1,382,063
900	Marriott Ownership Resorts Inc / ILG LLC	6.500%	9/15/26	BB-	979,875
3,775	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc	5.625%	5/01/24	BB+	4,114,750
1,000	NCL Corp Ltd, 144A	3.625%	12/15/24	BB+	1,013,750
2,400	Penn National Gaming Inc, 144A	5.625%	1/15/27	B+	2,536,332
6,500	Scientific Games International Inc	6.625%	5/15/21	CCC+	6,589,375
500	Scientific Games International Inc, 144A	5.000%	10/15/25	B+	523,750
4,500	Scientific Games International Inc, 144A	7.000%	5/15/28	B-	4,815,000
900	Speedway Motorsports LLC / Speedway Funding II Inc, 144A	4.875%	11/01/27	BB+	912,375
1,100	Stars Group Holdings BV / Stars Group US Co-Borrower LLC, 144A	7.000%	7/15/26	B-	1,192,125
1,700	Station Casinos LLC, 144A	5.000%	10/01/25	B-	1,729,750
2,750	Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp, 144A	5.875%	5/15/25	B-	2,743,125
3,400	Wyndham Hotels & Resorts Inc, 144A	5.375%	4/15/26	Ba2	3,587,000
2,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 144A	4.250%	5/30/23	BB	2,094,620
1,800	Wynn Resorts Ltd, 144A	5.125%	10/01/29	BB	1,932,750
59,255	Total Hotels, Restaurants & Leisure				61,875,513
	Household Durables – 1.5%
1,800	Brookfield Residential Properties Inc / Brookfield Residential US Corp, 144A	6.250%	9/15/27	BB-	1,899,000
900	Mattamy Group Corp, 144A	5.250%	12/15/27	BB	936,000
2,700	New Home Co Inc/The	7.250%	4/01/22	B-	2,619,000
2,250	Shea Homes LP / Shea Homes Funding Corp, 144A	5.875%	4/01/23	BB-	2,292,187
1,800	William Lyon Homes Inc	6.000%	9/01/23	B+	1,876,500
9,450	Total Household Durables				9,622,687
	Household Products – 0.6%
3,600	Spectrum Brands Inc, 144A	5.000%	10/01/29	BB	3,717,000
	Independent Power & Renewable Electricity Producers – 0.4%
2,500	Pattern Energy Group Inc, 144A	5.875%	2/01/24	BB-	2,571,875
	Industrial Conglomerates – 0.1%
900	Aptim Corp, 144A	7.750%	6/15/25	CCC+	540,000

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance – 0.8%
$1,800	Acrisure LLC / Acrisure Finance Inc, 144A	7.000%	11/15/25	CCC+	$1,737,000
1,800	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A	6.750%	10/15/27	CCC+	1,927,710
1,250	Fidelity & Guaranty Life Holdings Inc, 144A	5.500%	5/01/25	BB+	1,331,250
4,850	Total Insurance				4,995,960
	Internet Software & Services – 0.6%
1,800	Camelot Finance SA, 144A	4.500%	11/01/26	B	1,849,500
1,700	j2 Cloud Services LLC / j2 Cloud Co-Obligor Inc, 144A	6.000%	7/15/25	BB	1,802,000
3,500	Total Internet Software & Services				3,651,500
	IT Services – 1.6%
2,750	Booz Allen Hamilton Inc, 144A	5.125%	5/01/25	B+	2,825,625
4,000	CDW LLC / CDW Finance Corp	5.500%	12/01/24	Ba2	4,440,000
2,700	Go Daddy Operating Co LLC / GD Finance Co Inc, 144A	5.250%	12/01/27	BB-	2,841,750
9,450	Total IT Services				10,107,375
	Leisure Products – 0.2%
1,800	Mattel Inc	5.450%	11/01/41	B	1,521,000
	Life Sciences Tools & Services – 0.2%
1,350	Charles River Laboratories International Inc, 144A	4.250%	5/01/28	BB	1,375,313
	Machinery – 0.5%
3,510	Apex Tool Group LLC / BC Mountain Finance Inc, 144A	9.000%	2/15/23	CCC+	3,150,225
	Media – 13.3%
900	Altice France SA/France, 144A	5.500%	1/15/28	B	924,795
2,000	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.375%	5/01/25	BB+	2,065,000
3,500	CCO Holdings LLC / CCO Holdings Capital Corp, 144A	5.375%	6/01/29	BB+	3,736,250
2,978	Clear Channel Worldwide Holdings Inc, 144A	9.250%	2/15/24	B-	3,298,135
5,000	Clear Channel Worldwide Holdings Inc, 144A	5.125%	8/15/27	B+	5,206,500
3,790	CSC Holdings LLC, 144A	5.375%	7/15/23	BB	3,884,750
2,000	CSC Holdings LLC, 144A	5.500%	4/15/27	BB	2,147,700
3,600	CSC Holdings LLC, 144A	5.750%	1/15/30	B	3,843,000
2,500	DISH DBS Corp	5.875%	7/15/22	B1	2,650,000
1,500	DISH DBS Corp	5.000%	3/15/23	B1	1,538,775
1,350	Entercom Media Corp, 144A	6.500%	5/01/27	B	1,444,500
3,890	Gray Television Inc, 144A	5.125%	10/15/24	BB-	4,035,875

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Media (continued)
$1,800	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	$1,845,000
8,000	iHeartCommunications Inc, 144A, (3), (4)	11.250%	3/01/21	N/R	—
31,633	iHeartCommunications Inc, (3), (4)	14.000%	8/01/21	N/R	1
850	iHeartCommunications Inc	6.375%	5/01/26	BB-	921,959
1,564	iHeartCommunications Inc	8.375%	5/01/27	B-	1,728,525
2,250	iHeartCommunications Inc, 144A	5.250%	8/15/27	BB-	2,354,175
3,325	iHeartCommunications Inc, 144A	4.750%	1/15/28	BB-	3,408,125
5,035	Intelsat Luxembourg SA	8.125%	6/01/23	CCC-	2,976,944
3,800	Lamar Media Corp	5.750%	2/01/26	BB	4,027,620
1,800	LCPR Senior Secured Financing DAC, 144A	6.750%	10/15/27	BB-	1,908,000
2,700	Midcontinent Communications / Midcontinent Finance Corp, 144A	5.375%	8/15/27	B	2,855,250
1,890	Nexstar Broadcasting Inc., 144A	5.625%	8/01/24	B	1,970,325
1,900	Nexstar Broadcasting Inc., 144A	5.625%	7/15/27	B	2,002,220
4,975	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	4,993,656
2,700	Outfront Media Capital LLC / Outfront Media Capital Corp, 144A	5.000%	8/15/27	BB-	2,828,250
2,000	Quebecor Media Inc	5.750%	1/15/23	Ba2	2,172,500
2,000	Sirius XM Radio Inc, 144A	5.500%	7/01/29	BB	2,162,480
1,800	TEGNA Inc, 144A	5.000%	9/15/29	BB	1,831,500
1,000	Telesat Canada / Telesat LLC, 144A	4.875%	6/01/27	BB-	1,017,500
900	Telesat Canada / Telesat LLC, 144A	6.500%	10/15/27	B	938,250
3,150	Terrier Media Buyer Inc, 144A	8.875%	12/15/27	CCC+	3,331,125
2,200	UPCB Finance IV Ltd, 144A	5.375%	1/15/25	BB+	2,261,600
1,600	Videotron Ltd, 144A	5.125%	4/15/27	BB+	1,712,000
1,800	Virgin Media Secured Finance PLC, 144A	5.500%	5/15/29	BB+	1,905,750
123,680	Total Media				85,928,035
	Metals & Mining – 0.4%
1,800	Freeport-McMoRan Inc	5.250%	9/01/29	Ba1	1,928,340
850	Steel Dynamics Inc	4.125%	9/15/25	BBB-	873,259
2,650	Total Metals & Mining				2,801,599
	Oil, Gas & Consumable Fuels – 3.5%
2,700	Cheniere Energy Partners LP	5.250%	10/01/25	BB	2,813,643
1,800	Citgo Holding Inc, 144A	9.250%	8/01/24	B+	1,930,500
3,735	Enviva Partners LP / Enviva Partners Finance Corp, 144A	6.500%	1/15/26	BB-	3,998,803
1,800	Hess Midstream Operations LP, 144A	5.125%	6/15/28	BB+	1,822,500
3,710	Holly Energy Partners LP / Holly Energy Finance Corp, 144A	6.000%	8/01/24	BB	3,867,675
960	Murphy Oil Corp	6.875%	8/15/24	BB+	1,012,800

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Oil, Gas & Consumable Fuels (continued)
$2,000	Murphy Oil Corp	5.875%	12/01/27	BB+	$2,100,000
5,000	Peabody Energy Corp, 144A	6.000%	3/31/22	BB-	4,875,000
700	Rex Energy Corp, (3)	8.000%	10/01/20	N/R	3,500
22,405	Total Oil, Gas & Consumable Fuels				22,424,421
	Paper & Forest Products – 0.5%
950	Louisiana-Pacific Corp	4.875%	9/15/24	BB+	982,063
2,250	Norbord Inc, 144A	6.250%	4/15/23	BB+	2,407,500
3,200	Total Paper & Forest Products				3,389,563
	Personal Products – 0.3%
2,300	Revlon Consumer Products Corp	5.750%	2/15/21	CCC	1,943,500
	Pharmaceuticals – 2.1%
4,049	Advanz Pharma Corp	8.000%	9/06/24	B-	3,826,305
1,800	Bausch Health Cos Inc, 144A	5.000%	1/30/28	B	1,847,502
1,875	Catalent Pharma Solutions Inc, 144A	4.875%	1/15/26	B+	1,940,625
2,000	Catalent Pharma Solutions Inc, 144A	5.000%	7/15/27	B+	2,095,000
1,750	Eagle Holding Co II LLC, 144A, (cash 7.625%, PIK 8.375%)	7.625%	5/15/22	CCC+	1,777,545
1,800	Horizon Pharma USA Inc, 144A	5.500%	8/01/27	BB-	1,944,180
13,274	Total Pharmaceuticals				13,431,157
	Professional Services – 0.4%
2,400	ASGN Inc, 144A	4.625%	5/15/28	BB-	2,466,912
	Real Estate Management & Development – 0.4%
2,700	Howard Hughes Corp/The, 144A	5.375%	3/15/25	BB-	2,814,750
	Road & Rail – 0.6%
900	Hertz Corp/The, 144A	7.125%	8/01/26	B-	974,700
3,140	Hertz Corp/The, 144A	6.000%	1/15/28	B-	3,140,000
4,040	Total Road & Rail				4,114,700
	Semiconductors & Semiconductor Equipment – 0.3%
1,820	Entegris Inc, 144A	4.625%	2/10/26	BB	1,883,700
	Software – 1.0%
1,000	Fair Isaac Corp, 144A	5.250%	5/15/26	BB+	1,100,000
900	Fair Isaac Corp, 144A	4.000%	6/15/28	BB+	906,750
900	IQVIA Inc, 144A	5.000%	5/15/27	BB	952,070
1,600	NortonLifeLock Inc, 144A	5.000%	4/15/25	BB+	1,634,039
1,750	SS&C Technologies Inc, 144A	5.500%	9/30/27	B+	1,868,125
6,150	Total Software				6,460,984

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Specialty Retail – 1.3%
$1,800	Lithia Motors Inc, 144A	4.625%	12/15/27	BB	$1,850,148
3,600	PetSmart Inc, 144A	8.875%	6/01/25	CCC+	3,555,000
2,700	Staples Inc, 144A	7.500%	4/15/26	B+	2,801,250
8,100	Total Specialty Retail				8,206,398
	Technology Hardware, Storage & Peripherals – 0.2%
1,170	Western Digital Corp	4.750%	2/15/26	Baa3	1,219,725
	Thrifts & Mortgage Finance – 1.2%
3,500	Freedom Mortgage Corp, 144A	8.125%	11/15/24	B+	3,438,820
3,150	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp, 144A	5.250%	3/15/22	BB	3,272,062
1,000	Radian Group Inc	4.875%	3/15/27	BB+	1,052,500
7,650	Total Thrifts & Mortgage Finance				7,763,382
	Trading Companies & Distributors – 1.1%
1,700	Ashtead Capital Inc, 144A	4.125%	8/15/25	BBB-	1,746,750
1,800	Ashtead Capital Inc., 144A	4.000%	5/01/28	BBB-	1,818,000
1,425	BMC East LLC, 144A	5.500%	10/01/24	BB	1,482,000
1,880	United Rentals North America Inc	5.250%	1/15/30	BB-	2,023,444
6,805	Total Trading Companies & Distributors				7,070,194
	Wireless Telecommunication Services – 2.0%
2,000	Altice Financing SA, 144A	6.625%	2/15/23	B+	2,035,000
2,700	Connect Finco SARL / Connect US Finco LLC, 144A	6.750%	10/01/26	B+	2,875,500
3,480	Hughes Satellite Systems Corp	5.250%	8/01/26	BBB-	3,819,300
2,750	Intelsat Connect Finance SA, 144A	9.500%	2/15/23	CCC-	1,924,175
2,250	Intelsat Jackson Holdings SA, 144A	8.500%	10/15/24	CCC+	2,049,367
13,180	Total Wireless Telecommunication Services				12,703,342
$487,610	Total Corporate Bonds (cost $444,173,072)				457,175,938

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	VARIABLE RATE SENIOR LOAN INTERESTS – 25.2% (5)
	Aerospace & Defense – 0.8%
$4,254	Sequa Corporation, Term Loan B	6.904%	3-Month LIBOR	5.000%	11/28/21	B	$4,264,386

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Aerospace & Defense (continued)
$985	Sequa Corporation, Term Loan, Second Lien	10.936%	3-Month LIBOR	9.000%	4/28/22	Caa2	$970,457
5,239	Total Aerospace & Defense						5,234,843
	Building Products – 0.5%
3,343	Advanced Drainage Systems, Term Loan B	4.000%	1-Month LIBOR	2.250%	9/24/26	Ba1	3,379,077
	Commercial Services & Supplies – 0.7%
698	Education Management LLC, Term Loan A, (3)	0.000%	N/A	N/A	7/02/20	N/R	6,982
2,693	Fleet U.S. Bidco Inc., Term Loan B	5.235%	6-Month LIBOR	3.250%	10/07/26	B+	2,716,816
2,098	iQor US, Inc., Term Loan, First Lien	7.099%	3-Month LIBOR	5.000%	4/01/21	Caa1	1,822,524
5,489	Total Commercial Services & Supplies						4,546,322
	Communications Equipment – 0.6%
1,798	Avaya, Inc., Term Loan B	5.990%	1-Month LIBOR	4.250%	12/15/24	BB-	1,770,229
1,929	MultiPlan, Inc., Term Loan B	4.695%	3-Month LIBOR	2.750%	6/07/23	B+	1,906,432
3,727	Total Communications Equipment						3,676,661
	Consumer Finance – 0.4%
2,716	Verscend Technologies, Tern Loan B	6.299%	1-Month LIBOR	4.500%	8/27/25	B+	2,740,514
	Containers & Packaging – 0.1%
449	Kloeckner Pentaplast of America Inc., Dollar Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B-	405,874
	Diversified Consumer Services – 0.4%
2,401	Cengage Learning Acquisitions, Inc., Term Loan B	6.049%	1-Month LIBOR	4.250%	6/07/23	B	2,302,530
474	Education Management LLC, Elevated Term Loan B, (3)	7.612%	6-Month LIBOR	5.500%	7/02/20	N/R	5,923
2,875	Total Diversified Consumer Services						2,308,453
	Diversified Financial Services – 0.7%
2,000	Genesee & Wyoming Inc., Term Loan, First Lien, (DD1)	3.906%	3-Month LIBOR	2.000%	11/06/26	BBB-	2,021,780
2,893	Travelport LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	2,713,399
4,893	Total Diversified Financial Services						4,735,179
	Diversified Telecommunication Services – 1.2%
4,962	Frontier Communications Corporation, Term Loan B	5.550%	1-Month LIBOR	3.750%	6/15/24	B	4,996,639

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Diversified Telecommunication Services (continued)
$2,821	Numericable Group S.A., Term Loan B13	5.740%	1-Month LIBOR	4.000%	8/14/26	B	$2,832,377
7,783	Total Diversified Telecommunication Services						7,829,016
	Energy Equipment & Services – 0.1%
893	PGS Finance, Inc., Term Loan	4.445%	3-Month LIBOR	2.500%	3/11/21	B3	850,036
	Equity Real Estate Investment Trust – 0.3%
1,732	Communications Sales & Leasing, Inc., Shortfall Term Loan	6.799%	1-Month LIBOR	5.000%	10/24/22	BB	1,705,442
	Food & Staples Retailing – 0.4%
2,394	Hearthside Group Holdings LLC, Term Loan B	5.487%	1-Month LIBOR	3.688%	5/31/25	B	2,377,167
	Food Products – 0.3%
1,980	Chobani, Inc., Term Loan B	5.299%	1-Month LIBOR	3.500%	10/10/23	B1	1,983,072
	Health Care Equipment & Supplies – 0.1%
713	Vyaire Medical, Inc., Term Loan B	6.835%	3-Month LIBOR	4.750%	4/30/25	B3	620,032
	Health Care Providers & Services – 1.6%
2,481	Air Medical Group Holdings, Inc., Term Loan B	5.035%	1-Month LIBOR	3.250%	4/28/22	B1	2,437,980
1,595	Air Methods, Term Loan, First Lien	5.445%	3-Month LIBOR	3.500%	4/21/24	B	1,401,980
61	Heartland Dental Care, Inc., Delay Draw Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	B2	60,734
2,699	Heartland Dental Care, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	2,693,371
3,950	Kindred at Home Hospice, Term Loan B	5.563%	1-Month LIBOR	3.750%	7/02/25	B1	3,975,932
10,786	Total Health Care Providers & Services						10,569,997
	Health Care Technology – 1.4%
5,873	Emdeon, Inc., Term Loan	4.299%	1-Month LIBOR	2.500%	3/01/24	B+	5,902,168
1,676	Onex Carestream Finance LP, Term Loan, First Lien	7.299%	1-Month LIBOR	5.500%	2/28/21	B1	1,655,357
1,521	Onex Carestream Finance LP, Term Loan, Second Lien	11.299%	1-Month LIBOR	9.500%	6/07/21	B-	1,441,243
9,070	Total Health Care Technology						8,998,768
	Hotels, Restaurants & Leisure – 0.7%
898	24 Hour Fitness Worldwide, Inc., Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	684,791

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Hotels, Restaurants & Leisure (continued)
$3,841	Stars Group Holdings, Term Loan B	5.445%	3-Month LIBOR	3.500%	7/10/25	B+	$3,880,711
4,739	Total Hotels, Restaurants & Leisure						4,565,502
	Household Durables – 0.8%
4,217	Apex Tool Group LLC, Third Amendment Term Loan	7.292%	1-Month LIBOR	5.500%	8/21/24	B-	4,170,296
1,330	Serta Simmons Holdings LLC, Term Loan, First Lien	5.240%	1-Month LIBOR	3.500%	11/08/23	Caa1	867,490
5,547	Total Household Durables						5,037,786
	Household Products – 0.7%
4,500	KIK Custom Products Inc., Term Loan B2	5.792%	1-Month LIBOR	4.000%	5/15/23	B3	4,430,250
	Insurance – 0.3%
1,945	Acrisure LLC, Term Loan B	6.195%	3-Month LIBOR	4.250%	11/22/23	B	1,953,735
	Interactive Media & Services – 0.5%
3,623	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.902%	3-Month LIBOR	3.000%	11/03/23	B+	3,528,716
	Internet Software & Services – 0.8%
3,909	Ancestry.com, Inc., Term Loan, First Lien	5.550%	1-Month LIBOR	3.750%	10/19/23	B	3,867,574
502	Dynatrace, Term Loan, First Lien	4.549%	1-Month LIBOR	2.750%	8/23/25	B1	506,060
2,825	SkillSoft Corporation, Term Loan, Second Lien	10.446%	6-Month LIBOR	8.250%	4/28/22	C	793,020
7,236	Total Internet Software & Services						5,166,654
	IT Services – 0.4%
2,921	Syniverse Holdings, Inc., Term Loan C	6.846%	2-Month LIBOR	5.000%	3/09/23	B2	2,734,310
	Machinery – 0.1%
895	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	6.445%	3-Month LIBOR	4.500%	11/27/20	Caa1	757,475
	Marine – 0.1%
992	Harvey Gulf International Marine, Inc., Exit Term Loan	8.034%	3-Month LIBOR	6.000%	7/02/23	B	759,249
	Media – 1.5%
2,693	Advantage Sales & Marketing, Inc., Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B2	2,615,137
989	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 4.049%, PIK 1.750%)	5.799%	1-Month LIBOR	4.000%	4/10/24	N/R	846,141
4,374	Clear Channel Communications, Inc., Exit Term Loan	5.691%	1-Month LIBOR	4.000%	5/01/26	BB-	4,416,478
500	Cox Media/Terrier Media, Term Loan, First Lien	6.148%	3-Month LIBOR	4.250%	12/17/26	BB-	505,628

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Media (continued)
$875	Cumulus Media, Inc., Term Loan B	5.549%	1-Month LIBOR	3.750%	3/31/26	B	$885,021
322	McGraw-Hill Education Holdings LLC, Term Loan B	5.799%	1-Month LIBOR	4.000%	5/04/22	BB+	308,666
9,753	Total Media						9,577,071
	Multi-Utilities – 0.4%
2,700	Pacific Gas & Electric, Revolving Term Loan, (WI/DD), (3)	TBD	TBD	TBD	TBD	N/R	2,710,125
	Oil, Gas & Consumable Fuels – 1.3%
3,000	Buckeye Partners, Term Loan, First Lien	4.441%	1-Month LIBOR	2.750%	11/01/26	BBB-	3,030,840
3,913	Fieldwood Energy LLC, Exit Term Loan	7.177%	3-Month LIBOR	5.250%	4/11/22	BB-	3,290,348
3,520	Fieldwood Energy LLC, Exit Term Loan, Second Lien	9.177%	3-Month LIBOR	7.250%	4/11/23	B+	2,026,465
10,433	Total Oil, Gas & Consumable Fuels						8,347,653
	Personal Products – 0.9%
7,385	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.409%	3-Month LIBOR	3.500%	9/07/23	B3	5,682,066
	Professional Services – 1.3%
4,200	Ceridian HCM Holding, Inc., Term Loan B	4.799%	1-Month LIBOR	3.000%	4/30/25	B	4,232,350
5,620	Skillsoft Corporation, Initial Term Loan, First Lien	6.946%	6-Month LIBOR	4.750%	4/28/21	Caa2	4,362,471
9,820	Total Professional Services						8,594,821
	Road & Rail – 0.1%
737	Ceva Group PLC, Term Loan B	6.945%	3-Month LIBOR	5.000%	8/03/25	B2	626,922
	Semiconductors & Semiconductor Equipment – 0.2%
1,795	Lumileds, Term Loan B, (DD1)	5.445%	3-Month LIBOR	3.500%	6/30/24	CCC+	1,068,265
	Software – 4.3%
5,225	Blackboard, Inc., Term Loan B5, First Lien	7.908%	3-Month LIBOR	6.000%	6/30/24	B	5,151,537
7,717	Ellucian, Term Loan B, First Lien	5.195%	3-Month LIBOR	3.250%	9/30/22	B	7,744,517
6,035	Epicor Software Corporation, Term Loan B	5.050%	1-Month LIBOR	3.250%	6/01/22	B2	6,076,239
6,331	Greeneden U.S. Holdings II LLC, Term Loan B	5.049%	1-Month LIBOR	3.250%	12/01/23	B2	6,361,120

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value
	Software (continued)
$2,497	TIBCO Software, Inc., Term Loan B	5.710%	1-Month LIBOR	4.000%	7/03/26	BB-	$2,511,143
27,805	Total Software						27,844,556
	Specialty Retail – 0.7%
4,307	Petsmart Inc., Term Loan B, First Lien	5.740%	1-Month LIBOR	4.000%	3/11/22	B	4,269,912
	Technology Hardware, Storage & Peripherals – 0.4%
2,682	Diebold, Inc., Term Loan A1	11.063%	1-Month LIBOR	9.250%	8/30/22	B-	2,841,659
	Trading Companies & Distributors – 0.1%
891	Hayward Industries, Inc., Initial Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	886,282
$174,788	Total Variable Rate Senior Loan Interests (cost $169,412,142)						163,343,462

Shares	Description (1)	Value
	COMMON STOCKS – 1.2%
	Diversified Consumer Services – 0.3%
131,431	Cengage Learning Holdings II Inc, (7), (8)	$1,599,121
	Internet & Direct Marketing Retail – 0.0%
652	Catalina Marketing Corp, (7), (8)	3,423
	Marine – 0.0%
2,332	HGIM Corp, (7), (8)	22,737
	Media – 0.6%
208,386	Clear Channel Outdoor Holdings Inc, (8)	595,984
183,957	iHeartMedia Inc, (8)	3,108,873
9,292	Tribune Co, (4)	2,048
	Total Media	3,706,905
	Software – 0.3%
156,470	Avaya Holdings Corp, (8)	2,112,345
	Specialty Retail – 0.0%
11,975	Gymboree Holding Corp, (4), (8)	—
32,604	Gymboree Holding Corp, (4), (8)	—
	Total Specialty Retail	—
	Total Common Stocks (cost $15,412,067)	7,444,531

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CONVERTIBLE BONDS – 0.3%
	Biotechnology – 0.3%
$2,213	Acorda Therapeutics Inc, 144A	1.750%	6/15/21	N/R	$2,034,800
$2,213	Total Convertible Bonds (cost $2,034,799)				2,034,800

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.1%
	Oil, Gas & Consumable Fuels – 0.1%
2,935	Fieldwood Energy LLC, (7), (8)	$53,320
14,531	Fieldwood Energy LLC, (7), (8)	263,985
	Total Common Stock Rights (cost $414,740)	317,305

Shares	Description (1)	Value
	WARRANTS – 0.0%
	Communications Equipment – 0.0%
45,063	Avaya Holdings Corp, (7)	$45,063
	Marine – 0.0%
10,423	HGIM, (7), (8)	101,624
	Total Warrants (cost $5,060,813)	146,687
	Total Long-Term Investments (cost $636,507,633)	630,462,723

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 4.1%
	INVESTMENT COMPANIES – 4.1%
26,817,912	BlackRock Liquidity Funds T-Fund Portfolio, (9)	1.490% (10)	$26,817,912
	Total Short-Term Investments (cost $26,817,912)		26,817,912
	Total Investments (cost $663,325,545) – 101.4%		657,280,635
	Other Assets Less Liabilities – (1.4)%		(9,196,633)
	Net Assets – 100%		$648,084,002

Nuveen Symphony High Yield Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$ —	$457,175,937	$1	$457,175,938
Variable Rate Senior Loan Interests	—	163,343,462	—	163,343,462
Common Stocks	5,817,202	1,625,281	2,048	7,444,531
Convertible Bonds	—	2,034,800	—	2,034,800
Common Stock Rights	—	317,305	—	317,305
Warrants	—	146,687	—	146,687
Short-Term Investments:
Investment Companies	26,817,912	—	—	26,817,912
Total	$32,635,114	$624,643,472	$2,049	$657,280,635

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(5)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(6)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(9)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(10)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Symphony Floating Rate Income Fund
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 101.7%
	VARIABLE RATE SENIOR LOAN INTERESTS – 86.7% (2)
	Aerospace & Defense – 1.8%
$1,104	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	4.854%	3-Month LIBOR	2.750%	10/05/24	B	$1,065,203
6,529	Sequa Corporation, Term Loan B	6.904%	3-Month LIBOR	5.000%	11/28/21	B	6,543,917
2,444	Sequa Corporation, Term Loan, Second Lien	10.936%	3-Month LIBOR	9.000%	4/28/22	Caa2	2,408,129
2,105	Transdigm, Inc., Term Loan E	4.299%	1-Month LIBOR	2.500%	5/30/25	Ba3	2,114,560
4,840	Transdigm, Inc., Term Loan F	4.299%	1-Month LIBOR	2.500%	6/09/23	Ba3	4,863,155
17,022	Total Aerospace & Defense						16,994,964
	Air Freight & Logistics – 0.3%
1,072	PAE Holding Corporation, Term Loan B	7.349%	3-Month LIBOR	5.500%	10/20/22	B+	1,076,953
1,766	XPO Logistics, Inc., Term Loan B	3.799%	1-Month LIBOR	2.000%	2/24/25	BBB-	1,778,760
2,838	Total Air Freight & Logistics						2,855,713
	Airlines – 1.2%
1,340	Allegiant Travel Company, Term Loan B	6.394%	3-Month LIBOR	4.500%	2/05/24	BB-	1,351,599
1,175	American Airlines, Inc., Term Loan B	3.805%	1-Month LIBOR	2.000%	4/28/23	BB+	1,179,642
5,250	American Airlines, Inc., Term Loan B	3.740%	1-Month LIBOR	2.000%	12/14/23	BB+	5,275,707
1,546	United Air Lines, Inc., Term Loan B	3.549%	1-Month LIBOR	1.750%	4/01/24	BBB-	1,557,457
2,000	WestJet Airlines, Term Loan	4.718%	1-Month LIBOR	3.000%	12/11/26	BB+	2,020,540
11,311	Total Airlines						11,384,945
	Auto Components – 0.3%
1,397	DexKo Global, Inc., Term Loan B	5.299%	1-Month LIBOR	3.500%	7/24/24	B1	1,398,079
1,496	Johnson Controls Inc., Term Loan B	5.305%	1-Month LIBOR	3.500%	4/30/26	BB	1,504,203
2,893	Total Auto Components						2,902,282
	Automobiles – 0.3%
498	Caliber Collision, Term Loan B	5.299%	1-Month LIBOR	3.500%	2/05/26	B1	502,321

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$2,352	Navistar, Inc., Term Loan B	5.240%	1-Month LIBOR	3.500%	11/06/24	Ba2	$2,349,105
2,850	Total Automobiles						2,851,426
	Beverages – 0.3%
3,397	Jacobs Douwe Egberts, Term Loan B	3.750%	1-Month LIBOR	2.000%	11/01/25	Ba1	3,419,386
	Biotechnology – 0.4%
3,447	Grifols, Inc., Term Loan B, First Lien	3.740%	1-Month LIBOR	2.000%	11/15/27	Ba2	3,481,103
	Building Products – 0.9%
957	Fairmount, Initial Term Loan	6.043%	3-Month LIBOR	4.000%	6/01/25	BB-	743,338
7,908	Quikrete Holdings, Inc., Term Loan B	4.549%	1-Month LIBOR	2.750%	11/15/23	BB-	7,953,421
8,865	Total Building Products						8,696,759
	Capital Markets – 2.2%
6,214	Capital Automotive LP, Term Loan, First Lien	4.300%	1-Month LIBOR	2.500%	3/24/24	B1	6,244,102
4,237	Capital Automotive LP, Term Loan, Second Lien	7.800%	1-Month LIBOR	6.000%	3/24/25	CCC+	4,263,913
1,035	Lions Gate Entertainment Corporation, Term Loan A	3.549%	1-Month LIBOR	1.750%	3/22/23	Ba2	1,028,221
10,109	RPI Finance Trust, Term Loan B6	3.799%	1-Month LIBOR	2.000%	4/17/23	BBB-	10,205,824
21,595	Total Capital Markets						21,742,060
	Chemicals – 0.2%
1,990	Momentive Performance Materials USA, Inc., Term Loan B	5.050%	1-Month LIBOR	3.250%	5/15/24	BB-	1,983,164
	Commercial Services & Supplies – 2.9%
3,309	ADS Waste Holdings, Inc., Term Loan B	3.853%	1-Week LIBOR	2.250%	11/10/23	BB+	3,325,531
572	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.184%	3-Month LIBOR	4.250%	6/21/24	B-	571,736
500	Creative Artists Agency, LLC, Term Loan B	5.549%	1-Month LIBOR	3.750%	11/26/26	B+	504,922
2,000	Dun & Bradstreet Corp., Initial Term Loan	6.792%	1-Month LIBOR	5.000%	2/08/26	BB	2,020,000
241	Education Management LLC, Term Loan A, (5)	0.000%	N/A	N/A	7/02/20	N/R	2,414
10,789	Formula One Group, Term Loan B	4.299%	1-Month LIBOR	2.500%	2/01/24	B+	10,858,209
1,680	Garda World Security Corp, Term Loan B, First Lien	6.660%	3-Month LIBOR	4.750%	10/30/26	B	1,693,658
2,220	GFL Environmental, Term Loan	4.799%	1-Month LIBOR	3.000%	5/31/25	B+	2,227,270
2,884	iQor US, Inc., Term Loan, First Lien	7.099%	3-Month LIBOR	5.000%	4/01/21	Caa1	2,506,113
417	iQor US, Inc., Term Loan, Second Lien	10.849%	3-Month LIBOR	8.750%	4/01/22	Caa3	266,017
448	KAR Auction Services, Inc., Term Loan B6	4.063%	1-Month LIBOR	2.250%	9/19/26	Ba2	451,821
1,000	Sabert Corporation, Initial Term Loan	6.250%	1-Month LIBOR	4.500%	12/10/26	B	1,010,420
2,299	Trans Union LLC, Term Loan B5	3.549%	1-Month LIBOR	1.750%	11/13/26	BB+	2,310,892

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$590	West Corporation, Incremental Term Loan B1	5.427%	3-Month LIBOR	3.500%	10/10/24	BB+	$496,472
28,949	Total Commercial Services & Supplies						28,245,475
	Communications Equipment – 1.5%
7,721	Avaya, Inc., Term Loan B	5.990%	1-Month LIBOR	4.250%	12/15/24	BB-	7,599,392
2,378	CommScope, Inc., Term Loan B	5.049%	1-Month LIBOR	3.250%	4/04/26	Ba3	2,395,854
2,376	Mitel US Holdings, Inc., Term Loan, First Lien	6.191%	1-Month LIBOR	4.500%	11/30/25	B	2,255,216
2,220	Plantronics, Term Loan B	4.299%	1-Month LIBOR	2.500%	7/02/25	Ba1	2,177,938
14,695	Total Communications Equipment						14,428,400
	Construction & Engineering – 0.5%
1,651	KBR, Inc., Term Loan B	5.549%	1-Month LIBOR	3.750%	4/25/25	Ba2	1,667,889
690	Pike Corp, Initial Term Loan	5.049%	1-Month LIBOR	3.250%	7/24/26	B	694,432
2,630	Traverse Midstream Partners, Term Loan B	5.800%	1-Month LIBOR	4.000%	9/27/24	B+	2,387,894
4,971	Total Construction & Engineering						4,750,215
	Consumer Finance – 0.5%
5,282	Verscend Technologies, Tern Loan B	6.299%	1-Month LIBOR	4.500%	8/27/25	B+	5,330,639
	Containers & Packaging – 0.6%
1,074	Berry Global, Inc., Term Loan W	3.715%	1-Month LIBOR	2.000%	10/01/22	BBB-	1,078,733
1,377	Berry Global, Inc., Term Loan X	3.715%	1-Month LIBOR	2.000%	1/19/24	BBB-	1,384,444
3,491	Berry Global, Inc., Term Loan Y	3.781%	1-Month LIBOR	2.000%	7/01/26	BBB-	3,510,330
5,942	Total Containers & Packaging						5,973,507
	Distributors – 0.0%
337	Insurance Auto Actions Inc., Term Loan	4.063%	1-Month LIBOR	2.250%	6/28/26	BB+	339,860
	Diversified Consumer Services – 1.0%
10,247	Cengage Learning Acquisitions, Inc., Term Loan B	6.049%	1-Month LIBOR	4.250%	6/07/23	B	9,825,711
164	Education Management LLC, Elevated Term Loan B, (5)	7.612%	6-Month LIBOR	5.500%	7/02/20	N/R	2,045
10,411	Total Diversified Consumer Services						9,827,756
	Diversified Financial Services – 1.5%
498	Blackstone CQP, Term Loan	5.408%	3-Month LIBOR	3.500%	9/30/24	B+	500,806
3,418	Ditech Holding Corporation., Term Loan B, First Lien, (5)	0.000%	N/A	N/A	6/30/22	D	1,416,002
4,213	Fly Funding II S.α r.l., Replacement Term Loan	3.650%	3-Month LIBOR	1.750%	8/09/25	BBB-	4,225,658
2,500	Genesee & Wyoming Inc., Term Loan, First Lien	3.906%	3-Month LIBOR	2.000%	11/06/26	BBB-	2,527,225

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Financial Services (continued)
$2,134	Getty Images, Inc., Initial Dollar Term Loan	6.313%	1-Month LIBOR	4.500%	2/19/26	B2	$2,143,394
1,000	Inmarsat Finance, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B+	1,007,420
1,659	Lions Gate Entertainment Corp., Term Loan B	4.049%	1-Month LIBOR	2.250%	3/24/25	Ba2	1,659,243
1,496	Travelport LLC, Term Loan B	6.945%	3-Month LIBOR	5.000%	5/30/26	B+	1,403,483
16,918	Total Diversified Financial Services						14,883,231
	Diversified Telecommunication Services – 4.1%
876	CenturyLink, Inc., Initial Term Loan A	4.549%	1-Month LIBOR	2.750%	11/01/22	BBB-	880,154
14,712	CenturyLink, Inc., Term Loan B	4.549%	1-Month LIBOR	2.750%	1/31/25	BBB-	14,794,433
5,140	Frontier Communications Corporation, Term Loan B	5.550%	1-Month LIBOR	3.750%	6/15/24	B	5,176,297
1,299	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	1,318,998
1,470	Lumos Networks, Term Loan B	4.799%	1-Month LIBOR	3.000%	11/17/24	B	1,472,427
9,994	Numericable Group S.A., Term Loan B13	5.740%	1-Month LIBOR	4.000%	8/14/26	B	10,032,565
800	Windstream Corporation, Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	753,164
1,867	Windstream Corporation, Term Loan B6, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	1,793,484
3,522	Ziggo B.V., Term Loan E	4.240%	1-Month LIBOR	2.500%	4/15/25	BB	3,538,921
39,680	Total Diversified Telecommunication Services						39,760,443
	Electric Utilities – 0.4%
886	ExGen Renewables, Term Loan	4.910%	3-Month LIBOR	3.000%	11/28/24	B	877,144
2,551	Vistra Operations Co., Term Loan B3	3.487%	1-Month LIBOR	1.750%	12/31/25	BBB-	2,569,903
3,437	Total Electric Utilities						3,447,047
	Electronic Equipment, Instruments & Components – 0.2%
611	MTS Systems, Term Loan B	5.050%	1-Month LIBOR	3.250%	7/05/23	Ba2	613,909
1,620	TTM Technologies, Inc., Term Loan B	4.191%	1-Month LIBOR	2.500%	11/01/24	BB-	1,630,493
2,231	Total Electronic Equipment, Instruments & Components						2,244,402
	Entertainment – 0.5%
4,582	AMC Entertainment, Inc., Term Loan B	4.800%	1-Month LIBOR	3.000%	4/22/26	Ba2	4,624,344
	Equity Real Estate Investment Trust – 1.7%
7,550	Communications Sales & Leasing, Inc., Shortfall Term Loan	6.799%	1-Month LIBOR	5.000%	10/24/22	BB	7,433,789
3,681	MGM Growth Properties, Term Loan B	3.799%	1-Month LIBOR	2.000%	3/23/25	BBB-	3,702,504
5,097	Realogy Group LLC, Term Loan A	4.049%	1-Month LIBOR	2.250%	2/08/23	BB	5,036,728

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Equity Real Estate Investment Trust (continued)
$4	Realogy Group LLC, Term Loan B	4.049%	1-Month LIBOR	2.250%	2/08/25	BB	$4,048
16,332	Total Equity Real Estate Investment Trust						16,177,069
	Food & Staples Retailing – 1.7%
4,722	Albertson's LLC, Term Loan B7	4.549%	1-Month LIBOR	2.750%	11/17/25	BB	4,770,121
251	Albertson's LLC, Term Loan B8	4.549%	1-Month LIBOR	2.750%	8/17/26	BB	253,352
1,475	C.H. Guenther, Term Loan, First Lien	4.549%	1-Month LIBOR	2.750%	3/31/25	B	1,482,400
431	Del Monte Foods Company, Term Loan, First Lien	5.160%	3-Month LIBOR	3.250%	2/18/21	CCC+	383,268
1	Del Monte Foods Company, Term Loan, First Lien	7.000%	Prime	2.250%	2/18/21	CCC+	1,019
1,703	Hearthside Group Holdings LLC, Term Loan B	5.487%	1-Month LIBOR	3.689%	5/31/25	B	1,690,934
7,772	US Foods, Inc., New Term Loan	3.549%	1-Month LIBOR	1.750%	6/27/23	BB+	7,810,193
16,355	Total Food & Staples Retailing						16,391,287
	Food Products – 0.2%
1,750	BellRing Brands, Term Loan, First Lien	6.799%	1-Month LIBOR	5.000%	10/21/24	B+	1,772,978
	Health Care Equipment & Supplies – 0.7%
2,481	Agiliti Health, Inc., Delay Draw Facility	4.750%	1-Month LIBOR	3.000%	1/04/26	B+	2,499,859
503	Carestream Dental Equipment, Inc., Initial Term Loan, First Lien	5.049%	1-Month LIBOR	3.250%	8/07/24	B	491,403
995	MedPlast, Term Loan, First Lien	5.695%	3-Month LIBOR	3.750%	7/02/25	B-	977,859
2,872	Vyaire Medical, Inc., Term Loan B	6.835%	3-Month LIBOR	4.750%	4/30/25	B3	2,498,474
6,851	Total Health Care Equipment & Supplies						6,467,595
	Health Care Providers & Services – 6.6%
1,788	Acadia Healthcare, Inc., Term Loan B3	4.299%	1-Month LIBOR	2.500%	2/11/22	Ba2	1,794,652
3,480	Air Medical Group Holdings, Inc., Term Loan B	5.035%	1-Month LIBOR	3.250%	4/28/22	B1	3,419,347
938	Air Methods, Term Loan, First Lien	5.445%	3-Month LIBOR	3.500%	4/21/24	B	824,520
971	Albany Molecular Research, Inc., Initial Term Loan, First Lien	5.049%	1-Month LIBOR	3.250%	8/31/24	B2	968,890
3,204	Ardent Health, Term Loan, First Lien	6.299%	1-Month LIBOR	4.500%	6/28/25	B1	3,234,250
2,753	Brightspring Health, Term Loan B	6.210%	1-Month LIBOR	4.500%	3/05/26	B1	2,771,716
993	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	4.049%	1-Month LIBOR	2.250%	5/17/26	BB	998,083
3,242	DaVita, Inc., Term Loan B	4.049%	1-Month LIBOR	2.250%	8/12/26	BBB-	3,271,392
4,436	Envision Healthcare Corporation, Initial Term Loan	5.549%	1-Month LIBOR	3.750%	10/10/25	B	3,805,658
8,532	HCA, Inc., Term Loan B12	3.549%	1-Month LIBOR	1.750%	3/13/25	BBB-	8,591,544
1,000	InnovaCare, Initial Term Loan	9.500%	Prime	4.750%	11/01/26	N/R	980,000
1,140	Jordan Health, Initial Term Loan, First Lien	6.909%	3-Month LIBOR	5.000%	5/15/25	B3	940,793

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$8,451	Kindred at Home Hospice, Term Loan B	5.563%	1-Month LIBOR	3.750%	7/02/25	B1	$8,506,619
6,317	Lifepoint Health, Inc., Term Loan	6.299%	1-Month LIBOR	4.500%	11/16/25	B+	6,376,562
678	Millennium Laboratories, Inc., Term Loan B, First Lien	8.299%	1-Month LIBOR	6.500%	12/21/20	Caa3	334,144
9,873	Pharmaceutical Product Development, Inc., Term Loan B	4.299%	1-Month LIBOR	2.250%	8/18/22	Ba3	9,939,379
252	Quorum Health Corp., Term Loan B	8.677%	3-Month LIBOR	6.750%	4/29/22	Caa1	247,761
3,287	Select Medical Corporation, Term Loan B	4.580%	3-Month LIBOR	2.500%	3/06/25	Ba2	3,297,865
3,167	Team Health, Inc., Initial Term Loan	4.549%	1-Month LIBOR	2.750%	2/06/24	B+	2,579,521
495	Universal Health Services, Inc., Term Loan B	3.549%	1-Month LIBOR	1.750%	10/31/25	BBB-	499,950
363	Vizient, Inc., Term Loan B	4.549%	1-Month LIBOR	2.750%	5/06/26	BB-	364,927
65,360	Total Health Care Providers & Services						63,747,573
	Health Care Technology – 1.2%
5,657	Emdeon, Inc., Term Loan	4.299%	1-Month LIBOR	2.500%	3/01/24	B+	5,684,960
1,551	Onex Carestream Finance LP, Term Loan, First Lien	7.299%	1-Month LIBOR	5.500%	2/28/21	B1	1,532,210
1,717	Onex Carestream Finance LP, Term Loan, Second Lien	11.299%	1-Month LIBOR	9.500%	6/07/21	B-	1,626,466
2,500	Zelis, Term Loan B	6.549%	1-Month LIBOR	4.750%	9/30/26	B	2,516,938
11,425	Total Health Care Technology						11,360,574
	Hotels, Restaurants & Leisure – 6.7%
1,387	24 Hour Fitness Worldwide, Inc., Term Loan B	5.299%	1-Month LIBOR	3.500%	5/31/25	B	1,057,727
2,848	Alterra Mountain Company, Term Loan B, First Lien	4.549%	1-Month LIBOR	2.750%	7/31/24	B1	2,876,747
1,442	Arby's Restaurant Group, Inc., Term Loan B	5.216%	3-Month LIBOR	3.250%	2/05/25	B+	1,453,674
2,158	Boyd Gaming Corporation, Refinancing Term Loan B	3.853%	1-Week LIBOR	2.250%	9/15/23	BB	2,175,853
8,431	Caesars Entertainment Operating Company, Inc., Term Loan B	3.799%	1-Month LIBOR	2.000%	10/06/24	BB	8,500,082
7,429	Caesars Resort Collection, Term Loan, First Lien	4.549%	1-Month LIBOR	2.750%	12/22/24	BB	7,453,188
6,665	CityCenter Holdings LLC, Term Loan B	4.049%	1-Month LIBOR	2.250%	4/18/24	BB-	6,702,471
799	ClubCorp Operations, Inc., Term Loan B, (DD1)	4.695%	3-Month LIBOR	2.750%	9/18/24	B	759,155
2,250	Equinox Holdings, Inc., Initial Term Loan, Second Lien	8.799%	1-Month LIBOR	7.000%	3/08/25	CCC+	2,256,334
2,057	Equinox Holdings, Inc., Term Loan B1	4.799%	1-Month LIBOR	3.000%	3/08/24	B+	2,068,168
2,364	Four Seasons Holdings, Inc., Term Loan B	3.799%	1-Month LIBOR	2.000%	11/30/23	BB+	2,385,976
445	Hilton Hotels, Term Loan B2	3.542%	1-Month LIBOR	1.750%	6/21/26	BBB-	448,938

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$6,996	Life Time Fitness, Inc., Term Loan B	4.659%	3-Month LIBOR	2.750%	6/15/22	BB-	$7,025,085
6,829	Scientific Games Corp., Initial Term Loan B5	4.549%	1-Month LIBOR	2.750%	8/14/24	B1	6,856,606
8,652	Stars Group Holdings, Term Loan B	5.445%	3-Month LIBOR	3.500%	7/10/25	B+	8,740,978
1,471	Station Casino LLC, Term Loan B	4.300%	1-Month LIBOR	2.500%	6/08/23	BB-	1,479,714
2,466	Wyndham International, Inc., Term Loan B	3.549%	1-Month LIBOR	1.750%	5/30/25	BBB-	2,481,689
64,689	Total Hotels, Restaurants & Leisure						64,722,385
	Hotels, Restaurants & Leisure – 1.0%
9,759	Burger King Corporation, Term Loan B4	3.549%	1-Month LIBOR	1.750%	11/19/26	BB+	9,781,959
	Household Durables – 0.2%
3,242	Serta Simmons Holdings LLC, Term Loan, First Lien	5.240%	1-Month LIBOR	3.500%	11/08/23	Caa1	2,114,135
	Household Products – 1.2%
825	Energizer Holdings, Term Loan B	4.000%	1-Month LIBOR	2.250%	1/02/26	BB+	830,495
3,125	KIK Custom Products Inc., Term Loan B2	5.792%	1-Month LIBOR	4.000%	5/15/23	B3	3,076,562
7,466	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.549%	1-Month LIBOR	2.750%	2/05/23	B+	7,498,639
11,416	Total Household Products						11,405,696
	Independent Power & Renewable Electricity Producers – 0.3%
676	Calpine Corporation, Term Loan	4.299%	1-Month LIBOR	2.500%	8/12/26	BB+	681,296
2,345	Calpine Corporation, Term Loan B5	4.200%	3-Month LIBOR	2.250%	1/15/24	BB+	2,359,838
3,021	Total Independent Power & Renewable Electricity Producers						3,041,134
	Industrial Conglomerates – 0.2%
2,265	Emerald Expositions Holding, Inc., Term Loan B	4.555%	1-Month LIBOR	2.750%	5/22/24	B+	2,162,977
	Insurance – 1.7%
2,933	Acrisure LLC, Term Loan B	6.195%	3-Month LIBOR	4.250%	11/22/23	B	2,946,091
2,648	Alliant Holdings I LLC, Term Loan B	4.799%	1-Month LIBOR	3.000%	5/10/25	B	2,653,122
3,268	Asurion LLC, Term Loan B6	4.799%	1-Month LIBOR	3.000%	11/03/23	Ba3	3,291,448
3,498	Hub International Holdings, Inc., Term Loan B	4.690%	3-Month LIBOR	2.750%	4/25/25	B	3,501,264
797	USI Holdings Corporation, Incremental Term Loan B	5.799%	1-Month LIBOR	4.000%	12/02/26	B	803,043

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Insurance (continued)
$3,644	USI Holdings Corporation, Initial Term Loan	4.945%	3-Month LIBOR	3.000%	5/16/24	B	$3,649,020
16,788	Total Insurance						16,843,988
	Interactive Media & Services – 0.5%
4,943	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.902%	3-Month LIBOR	3.000%	11/03/23	B+	4,814,769
	Internet & Direct Marketing Retail – 0.3%
2,630	Uber Technologies, Inc., Term Loan	5.745%	1-Month LIBOR	4.000%	4/04/25	B1	2,633,072
	Internet Software & Services – 0.4%
288	Ancestry.com, Inc., Term Loan, First Lien	5.550%	1-Month LIBOR	3.750%	10/19/23	B	285,202
1,153	Dynatrace, Term Loan, First Lien	4.549%	1-Month LIBOR	2.750%	8/23/25	B1	1,162,931
3,498	SkillSoft Corporation, Term Loan, Second Lien	10.446%	6-Month LIBOR	8.250%	4/28/22	C	981,771
1,704	Thomson Reuters IP & S, Term Loan B	5.049%	1-Month LIBOR	3.250%	10/31/26	B	1,717,242
6,643	Total Internet Software & Services						4,147,146
	IT Services – 1.4%
1,004	DTI Holdings, Inc., Replacement Term Loan B1	6.677%	3-Month LIBOR	4.750%	9/30/23	B-	943,281
1,162	Leidos Holdings, Inc., Term Loan B	3.563%	1-Month LIBOR	1.750%	8/22/25	BBB-	1,170,965
1,738	Neustar, Inc., Term Loan B4, First Lien	5.299%	1-Month LIBOR	3.500%	8/08/24	B+	1,608,496
1,521	Neustar, Inc., Term Loan, Second Lien	9.799%	1-Month LIBOR	8.000%	8/08/25	Caa1	1,306,216
2,009	Sabre, Inc., Term Loan B	3.799%	1-Month LIBOR	2.000%	2/22/24	BB	2,023,229
1,000	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.846%	2-Month LIBOR	9.000%	3/11/24	CCC	753,335
2,560	Syniverse Holdings, Inc., Term Loan C	6.846%	2-Month LIBOR	5.000%	3/09/23	B2	2,396,419
2,130	Tempo Acquisition LLC, Term Loan B	4.549%	1-Month LIBOR	2.750%	5/01/24	B1	2,146,017
1,291	WEX, Inc., Term Loan B3	4.049%	1-Month LIBOR	2.250%	5/17/26	Ba2	1,301,584
14,415	Total IT Services						13,649,542
	Life Sciences Tools & Services – 0.3%
2,826	Parexel International Corp., Term Loan B	4.549%	1-Month LIBOR	2.750%	9/27/24	B2	2,779,922
	Machinery – 1.2%
1,153	Columbus McKinnon Corporation, Term Loan B	4.447%	3-Month LIBOR	2.500%	1/20/24	Ba2	1,162,191
2,859	Gardner Denver, Inc., Term Loan B	4.549%	1-Month LIBOR	2.750%	7/30/24	BB+	2,880,728
2,181	Gates Global LLC, Term Loan B	4.549%	1-Month LIBOR	2.750%	4/01/24	B1	2,186,737
1,171	NN, Inc., Term Loan	7.049%	1-Month LIBOR	5.250%	10/19/22	B	1,143,385
3,678	TNT Crane and Rigging Inc., Initial Term Loan, First Lien	6.445%	3-Month LIBOR	4.500%	11/27/20	Caa1	3,111,660

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Machinery (continued)
$1,325	TNT Crane and Rigging, Inc., Term Loan, Second Lien	10.945%	3-Month LIBOR	9.000%	11/27/21	Caa3	$815,703
12,367	Total Machinery						11,300,404
	Marine – 0.4%
908	American Commercial Lines LLC, Term Loan B, First Lien	10.677%	3-Month LIBOR	8.750%	11/12/20	CCC-	472,058
4,207	Harvey Gulf International Marine, Inc., Exit Term Loan	8.034%	3-Month LIBOR	6.000%	7/02/23	B	3,221,091
5,115	Total Marine						3,693,149
	Media – 11.7%
275	Advantage Sales & Marketing, Inc., Term Loan B2, First Lien, (DD1)	5.049%	1-Month LIBOR	3.250%	7/25/21	B2	266,464
1,405	Advantage Sales & Marketing, Inc., Term Loan, First Lien	5.049%	1-Month LIBOR	3.250%	7/25/21	B2	1,364,041
1,836	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 4.049%, PIK 1.750%)	5.799%	1-Month LIBOR	4.000%	4/10/24	N/R	1,570,087
1,928	Cable One, Inc., Term Loan B	3.550%	1-Month LIBOR	1.750%	5/01/24	Ba3	1,940,982
314	Catalina Marketing Corporation, First Out Term Loan	9.285%	1-Month LIBOR	7.500%	2/15/23	B2	252,668
416	Catalina Marketing Corporation, Last Out Term Loan, (cash 2.785, PIK 9.500%)	2.785%	1-Month LIBOR	1.000%	8/15/23	Caa2	178,745
2,379	CBS Radio, Inc., Term Loan B2	4.305%	1-Month LIBOR	2.500%	11/17/24	BB	2,401,724
7,042	Cequel Communications LLC, Term Loan B	3.990%	1-Month LIBOR	2.250%	1/15/26	BB	7,061,785
9,683	Charter Communications Operating Holdings LLC, Term Loan B2	3.550%	1-Month LIBOR	1.750%	2/01/27	BBB-	9,756,140
173	Cineworld Group PLC, Term Loan B	4.049%	1-Month LIBOR	2.250%	2/28/25	BB-	172,850
11,170	Clear Channel Communications, Inc., Exit Term Loan	5.691%	1-Month LIBOR	4.000%	5/01/26	BB-	11,279,649
11,935	Clear Channel Outdoor Holdings, Inc., Term Loan B	5.299%	1-Month LIBOR	3.500%	8/21/26	B+	12,021,010
1,500	Cox Media/Terrier Media, Term Loan, First Lien	6.148%	3-Month LIBOR	4.250%	12/17/26	BB-	1,516,883
1,453	CSC Holdings LLC, Refinancing Term Loan	3.990%	1-Month LIBOR	2.250%	7/17/25	BB	1,457,236
2,365	CSC Holdings, LLC, Term Loan B5	4.240%	1-Month LIBOR	2.500%	4/15/27	Ba3	2,379,810
2,096	Cumulus Media, Inc., Term Loan B	5.549%	1-Month LIBOR	3.750%	3/31/26	B	2,120,486
795	Gray Television, Inc., Term Loan B2	3.947%	1-Month LIBOR	2.250%	2/07/24	BB+	798,076
807	Gray Television, Inc., Term Loan C	4.197%	1-Month LIBOR	2.500%	1/02/26	BB+	813,404
1,750	Houghton Mifflin Harcourt, Term Loan	8.035%	1-Month LIBOR	6.250%	11/22/24	B	1,750,000
1,837	IMG Worldwide, Inc., Term Loan B	4.680%	3-Month LIBOR	2.750%	5/16/25	B	1,831,602

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$13,132	Intelsat Jackson Holdings, S.A., Term Loan B	5.682%	6-Month LIBOR	3.750%	11/27/23	B1	$13,177,463
473	Lamar Media Corp., Term Loan B	3.563%	1-Month LIBOR	1.750%	3/14/25	BBB-	476,253
1,769	LCPR Loan Financing LLC, Term Loan B, (DD1)	6.740%	1-Month LIBOR	5.000%	10/25/26	BB-	1,795,704
8,891	McGraw-Hill Education Holdings LLC, Term Loan B	5.799%	1-Month LIBOR	4.000%	5/04/22	BB+	8,527,168
1,210	Mediacom Broadband LLC, Term Loan N	3.380%	1-Week LIBOR	1.750%	2/15/24	BBB-	1,216,849
1,856	Meredith Corporation, Term Loan B1	4.549%	1-Month LIBOR	2.750%	1/31/25	Ba2	1,868,706
1,972	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	4.300%	1-Month LIBOR	2.500%	7/03/25	BB	1,979,922
3,950	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	6.300%	1-Month LIBOR	4.500%	7/06/26	B2	3,935,188
2,516	NAI Entertainment Holdings, Term Loan B	4.300%	1-Month LIBOR	2.500%	5/08/25	BB	2,519,551
2,000	Nexstar Broadcasting, Inc., Term Loan B	4.452%	1-Month LIBOR	2.750%	9/19/26	BB	2,013,980
1,350	Nexstar Broadcasting, Inc., Term Loan B3	3.941%	1-Month LIBOR	2.250%	1/17/24	BB	1,356,738
6,792	Nexstar Broadcasting, Inc., Term Loan B3	4.055%	1-Month LIBOR	2.250%	1/17/24	BB	6,827,890
5,121	Sinclair Television Group, Term Loan B2	4.050%	1-Month LIBOR	2.250%	1/03/24	BB+	5,120,570
1,496	Sinclair Television Group, Term Loan B2	4.240%	1-Month LIBOR	2.500%	9/30/26	BB+	1,503,499
113,687	Total Media						113,253,123
	Multiline Retail – 0.4%
1,740	Belk, Inc., Term Loan, First Lien	8.803%	3-Month LIBOR	6.750%	7/31/25	B2	1,224,968
2,720	EG America LLC, Term Loan, First Lien	5.961%	3-Month LIBOR	4.000%	2/05/25	B	2,714,349
4,460	Total Multiline Retail						3,939,317
	Multi-Utilities – 0.5%
4,800	Pacific Gas & Electric, Revolving Term Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	4,818,000
	Oil, Gas & Consumable Fuels – 3.3%
659	BCP Renaissance Parent, Term Loan B	5.349%	2-Month LIBOR	3.500%	9/28/24	BB+	587,894
3,400	Buckeye Partners, Term Loan, First Lien	4.441%	1-Month LIBOR	2.750%	11/01/26	BBB-	3,434,952
1,109	California Resources Corporation, Term Loan	12.180%	1-Month LIBOR	10.375%	12/31/21	B	837,586
7,809	California Resources Corporation, Term Loan B	6.555%	1-Month LIBOR	4.750%	12/31/22	B	7,041,169
4,104	Delek US Holdings, Inc., Initial Loan	4.042%	1-Month LIBOR	2.250%	3/30/25	BB+	4,102,385
11,796	Fieldwood Energy LLC, Exit Term Loan	7.177%	3-Month LIBOR	5.250%	4/11/22	BB-	9,919,773
7,568	Fieldwood Energy LLC, Exit Term Loan, Second Lien, (DD1)	9.177%	3-Month LIBOR	7.250%	4/11/23	B+	4,356,494
2,045	Gulf Finance, LLC, Term Loan B, (DD1)	6.950%	1-Month LIBOR	5.250%	8/25/23	CCC+	1,610,501

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Oil, Gas & Consumable Fuels (continued)
$333	Peabody Energy Corporation, Term Loan B	4.549%	1-Month LIBOR	2.750%	3/31/25	BB-	$294,549
38,823	Total Oil, Gas & Consumable Fuels						32,185,303
	Personal Products – 1.1%
4,604	Coty, Inc., Term Loan A	3.460%	1-Month LIBOR	1.750%	4/05/23	BB-	4,488,624
264	Coty, Inc., Term Loan B	3.960%	1-Month LIBOR	2.250%	4/05/25	BB-	259,169
1,750	Edgewell Personal Care Company, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	1,763,125
5,000	Revlon Consumer Products Corporation, Term Loan B, First Lien	5.409%	3-Month LIBOR	3.500%	9/07/23	B3	3,847,124
11,618	Total Personal Products						10,358,042
	Pharmaceuticals – 2.6%
2,693	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.299%	1-Month LIBOR	3.500%	9/28/24	B-	2,609,262
1,000	Alphabet Holding Company, Inc., Initial Term Loan, Second Lien	9.549%	1-Month LIBOR	7.750%	8/15/25	CCC	885,415
6,508	Concordia Healthcare Corp, Exit Term Loan	7.447%	3-Month LIBOR	5.500%	9/06/24	B-	6,114,891
143	Mallinckrodt International Finance S.A., Term Loan B, First Lien	4.854%	3-Month LIBOR	2.750%	9/24/24	B-	117,049
198	Mallinckrodt International Finance S.A., Term Loan, First Lien	4.909%	3-Month LIBOR	3.000%	2/24/25	B-	161,970
2,863	Prestige Brands, Inc., Term Loan B4	3.799%	1-Month LIBOR	2.000%	1/26/24	BB	2,886,210
1,203	Valeant Pharmaceuticals International, Inc., Term Loan B	4.490%	1-Month LIBOR	2.750%	11/27/25	BB	1,211,146
10,650	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	4.740%	1-Month LIBOR	3.000%	6/02/25	BB	10,724,785
25,258	Total Pharmaceuticals						24,710,728
	Professional Services – 1.4%
3,990	Ceridian HCM Holding, Inc., Term Loan B	4.799%	1-Month LIBOR	3.000%	4/30/25	B	4,020,317
4,535	Nielsen Finance LLC, Term Loan B4	3.710%	1-Month LIBOR	2.000%	10/04/23	BBB-	4,556,314
708	On Assignment, Inc., Term Loan B3	3.549%	1-Month LIBOR	1.750%	4/02/25	Ba1	713,079
5,422	Skillsoft Corporation, Initial Term Loan, First Lien	6.946%	6-Month LIBOR	4.750%	4/28/21	Caa2	4,208,906
14,655	Total Professional Services						13,498,616
	Real Estate Management & Development – 0.6%
2,475	Forest City Enterprises, L.P., New Term Loan B	5.299%	1-Month LIBOR	3.500%	12/07/25	B2	2,492,016

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Real Estate Management & Development (continued)
$3,147	GGP, Initial Term Loan A2	4.195%	1-Month LIBOR	2.250%	8/24/23	BB+	$3,138,952
5,622	Total Real Estate Management & Development						5,630,968
	Road & Rail – 1.0%
4,912	Avolon LLC, Term Loan B3	3.515%	1-Month LIBOR	1.750%	1/15/25	Baa2	4,948,699
2,013	Savage Enterprises LLC, Initial Term Loan	5.740%	1-Month LIBOR	4.000%	8/01/25	B+	2,040,966
2,369	United Rentals, Inc., Term Loan B	3.549%	1-Month LIBOR	1.750%	10/31/25	BBB-	2,386,705
9,294	Total Road & Rail						9,376,370
	Semiconductors & Semiconductor Equipment – 0.9%
1,792	Cabot Microelectronics, Term Loan B1	3.813%	1-Month LIBOR	2.000%	11/14/25	BB+	1,803,408
2,365	Lumileds, Term Loan B, (DD1)	5.445%	3-Month LIBOR	3.500%	6/30/24	CCC+	1,407,460
2,750	Microchip Technology, Inc., Term Loan B	3.800%	1-Month LIBOR	2.000%	5/29/25	Baa3	2,769,844
2,908	ON Semiconductor Corporation, New Replacement Term Loan B4	3.799%	1-Month LIBOR	2.000%	9/19/26	BB	2,931,922
9,815	Total Semiconductors & Semiconductor Equipment						8,912,634
	Software – 7.9%
1,455	Applied Systems, Inc., Initial Term Loan, First Lien, (DD1)	5.195%	3-Month LIBOR	3.250%	9/19/24	B2	1,461,837
2,000	Blackboard, Inc., Term Loan B5, First Lien	7.908%	3-Month LIBOR	6.000%	6/30/24	B	1,971,880
1,522	Compuware Corporation, Term Loan, First Lien	5.799%	1-Month LIBOR	4.000%	8/23/25	B	1,534,142
991	Ellucian, Term Loan B, First Lien	5.195%	3-Month LIBOR	3.250%	9/30/22	B	994,912
2,730	Epicor Software Corporation, Term Loan B	5.050%	1-Month LIBOR	3.250%	6/01/22	B2	2,748,266
2,592	Greeneden U.S. Holdings II LLC, Term Loan B	5.049%	1-Month LIBOR	3.250%	12/01/23	B2	2,603,914
746	Greenway Health, Term Loan, First Lien	5.690%	3-Month LIBOR	3.750%	2/16/24	B	667,825
8,115	Infor (US), Inc., Term Loan B	4.695%	3-Month LIBOR	2.750%	2/01/22	Ba3	8,162,364
5,131	Informatica, Term Loan B	5.049%	1-Month LIBOR	3.250%	8/06/22	B1	5,159,034
1,324	Kronos Incorporated, Term Loan B	4.909%	3-Month LIBOR	3.000%	11/01/23	B	1,332,895
1,500	Kronos Incorporated, Term Loan B, Second Lien	10.159%	3-Month LIBOR	8.250%	11/01/24	CCC	1,535,625
1,312	McAfee Holdings International, Inc., Term Loan, Second Lien	10.305%	1-Month LIBOR	8.500%	9/28/25	B-	1,324,313
4,912	McAfee LLC, Term Loan B	5.555%	1-Month LIBOR	3.750%	9/29/24	B	4,939,725
1,247	Micro Focus International PLC, New Term Loan	4.299%	1-Month LIBOR	2.500%	6/21/24	BB+	1,250,893
8,420	Micro Focus International PLC, Term Loan B	4.299%	1-Month LIBOR	2.500%	6/21/24	BB+	8,447,586
1,584	Micro Focus International PLC, Term Loan B2	4.049%	1-Month LIBOR	2.250%	11/30/21	BB+	1,597,294
995	Misys, New Term Loan, First Lien	5.696%	6-Month LIBOR	3.500%	6/13/24	BB-	989,810
3,113	Misys, New Term Loan, Second Lien	9.446%	6-Month LIBOR	7.250%	6/13/25	CCC+	3,054,152

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$1,995	Perforce Software Inc., Term Loan, First Lien	6.299%	1-Month LIBOR	4.500%	7/08/26	B2	$1,998,751
2,300	Press Ganey Holdings, Inc., Term Loan, First Lien	5.299%	1-Month LIBOR	3.500%	7/26/26	B	2,315,677
1,950	Quintiles Transnational Corporation, Dollar Term Loan B3	3.695%	3-Month LIBOR	1.750%	6/11/25	BBB-	1,962,954
2,027	RP Crown Parent LLC, Term Loan B	4.555%	1-Month LIBOR	2.750%	10/12/23	B1	2,043,576
5,085	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.049%	1-Month LIBOR	2.250%	4/16/25	BB+	5,126,069
3,525	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.049%	1-Month LIBOR	2.250%	4/16/25	BB+	3,554,156
5,526	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B5	4.049%	1-Month LIBOR	2.250%	4/16/25	BB+	5,569,846
4,215	TIBCO Software, Inc., Term Loan B	5.710%	1-Month LIBOR	4.000%	7/03/26	BB-	4,239,556
76,312	Total Software						76,587,052
	Specialty Retail – 1.7%
3,239	Academy, Ltd., Term Loan B	5.694%	1-Month LIBOR	4.000%	7/01/22	CCC+	2,679,813
1,859	Petco Animal Supplies, Inc., Term Loan B1	5.177%	3-Month LIBOR	3.250%	1/26/23	B2	1,588,114
11,678	Petsmart Inc., Term Loan B, First Lien	5.740%	1-Month LIBOR	4.000%	3/11/22	B	11,576,405
786	Serta Simmons Holdings LLC, Term Loan, Second Lien	9.785%	1-Month LIBOR	8.000%	11/08/24	Caa3	242,486
17,562	Total Specialty Retail						16,086,818
	Technology Hardware, Storage & Peripherals – 1.9%
4,010	BMC Software, Inc., Term Loan B	6.049%	1-Month LIBOR	4.250%	10/02/25	B2	3,973,850
11,436	Dell International LLC, Refinancing Term Loan B1	3.800%	1-Month LIBOR	2.000%	9/19/25	Baa3	11,530,905
977	Diebold, Inc., Term Loan A1	11.063%	1-Month LIBOR	9.250%	8/30/22	B-	1,034,518
1,596	NCR Corporation, Term Loan B	4.300%	1-Month LIBOR	2.500%	8/28/26	BBB-	1,615,950
18,019	Total Technology Hardware, Storage & Peripherals						18,155,223
	Trading Companies & Distributors – 0.6%
2,680	Hayward Industries, Inc., Initial Term Loan, First Lien	5.299%	1-Month LIBOR	3.500%	8/04/24	B	2,666,180
1,974	Univar, Inc., Term Loan B	4.049%	1-Month LIBOR	2.250%	7/01/24	BB+	1,984,307
1,609	Utility One Source, Term Loan B	7.299%	1-Month LIBOR	5.500%	4/18/23	B	1,625,545
6,263	Total Trading Companies & Distributors						6,276,032
	Transportation Infrastructure – 0.4%
1,485	Atlantic Aviation FBO Inc., Term Loan	5.550%	1-Month LIBOR	3.750%	12/06/25	BB	1,504,498
698	Standard Aero, Canadien Term Loan	5.945%	3-Month LIBOR	4.000%	4/04/26	BB	703,272

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Transportation Infrastructure (continued)
$1,297	Standard Aero, USD Term Loan B	5.945%	3-Month LIBOR	4.000%	4/08/26	BB	$1,308,087
3,480	Total Transportation Infrastructure						3,515,857
	Wireless Telecommunication Services – 1.2%
11,370	Sprint Corporation, Term Loan, First Lien	4.313%	1-Month LIBOR	2.500%	2/03/24	BB+	11,290,217
$862,873	Total Variable Rate Senior Loan Interests (cost $849,459,848)						837,768,775

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 12.9%
	Commercial Services & Supplies – 0.7%
$6,450	ADT Security Corp/The	6.250%	10/15/21	BB-	$6,804,750
	Communications Equipment – 0.3%
3,682	Intelsat Jackson Holdings SA	5.500%	8/01/23	CCC+	3,162,985
	Consumer Finance – 0.2%
1,550	Verscend Escrow Corp, 144A	9.750%	8/15/26	CCC+	1,695,313
	Containers & Packaging – 1.0%
9,691	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	B+	9,703,191
	Diversified Telecommunication Services – 1.3%
3,900	CenturyLink Inc	5.800%	3/15/22	BB	4,099,953
4,000	CenturyLink Inc	6.750%	12/01/23	BB	4,465,000
4,000	Frontier Communications Corp, 144A	8.000%	4/01/27	B	4,180,000
11,900	Total Diversified Telecommunication Services				12,744,953
	Electric Utilities – 1.3%
3,030	Pacific Gas & Electric Co, (5)	2.450%	8/15/22	D	3,028,109
1,545	Pacific Gas & Electric Co, (5)	3.250%	6/15/23	D	1,537,275
1,075	Pacific Gas & Electric Co, (5)	3.850%	11/15/23	D	1,085,750
3,080	Pacific Gas & Electric Co, (5)	3.300%	12/01/27	D	3,080,000
3,155	Pacific Gas & Electric Co, (5)	6.050%	3/01/34	D	3,304,862
615	Pacific Gas & Electric Co, (5)	4.750%	2/15/44	D	631,913
12,500	Total Electric Utilities				12,667,909
	Energy Equipment & Services – 0.2%
2,000	Bausch Health Cos Inc, 144A	6.125%	4/15/25	B	2,066,460
	Health Care Providers & Services – 0.7%
1,250	Envision Healthcare Corp, 144A	8.750%	10/15/26	CCC+	775,000
500	RegionalCare Hospital Partners Holdings Inc / LifePoint Health Inc, 144A	9.750%	12/01/26	CCC+	565,000

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Health Care Providers & Services (continued)
$5,000	Tenet Healthcare Corp	8.125%	4/01/22	B-	$5,531,250
6,750	Total Health Care Providers & Services				6,871,250
	Hotels, Restaurants & Leisure – 1.1%
2,400	MGM Resorts International	7.750%	3/15/22	BB	2,676,000
5,000	MGM Resorts International	6.000%	3/15/23	BB	5,487,500
2,000	Scientific Games International Inc, 144A	5.000%	10/15/25	B+	2,095,000
9,400	Total Hotels, Restaurants & Leisure				10,258,500
	IT Services – 0.3%
2,500	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	2,703,125
	Media – 2.3%
800	CCO Holdings LLC / CCO Holdings Capital Corp	5.750%	9/01/23	BB+	815,000
200	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	BBB-	201,272
3,905	Clear Channel Worldwide Holdings Inc, 144A	9.250%	2/15/24	B-	4,324,788
2,000	Houghton Mifflin Harcourt Publishers Inc, 144A	9.000%	2/15/25	BB-	2,050,000
18,490	iHeartCommunications Inc, (5), (6)	14.000%	8/01/21	N/R	—
9,723	iHeartCommunications Inc	8.375%	5/01/27	B-	10,743,777
7,091	iHeartCommunications Inc, (5), (6)	9.000%	12/15/49	N/R	—
4,430	Nielsen Finance LLC / Nielsen Finance Co, 144A	5.000%	4/15/22	BB	4,446,612
46,639	Total Media				22,581,449
	Oil, Gas & Consumable Fuels – 0.1%
250	Oasis Petroleum Inc, 144A	6.250%	5/01/26	B+	207,500
250	Whiting Petroleum Corp	6.625%	1/15/26	BB-	170,370
500	Total Oil, Gas & Consumable Fuels				377,870
	Pharmaceuticals – 1.4%
5,240	Advanz Pharma Corp	8.000%	9/06/24	B-	4,951,800
2,000	Bausch Health Cos Inc, 144A	7.000%	3/15/24	BB	2,080,000
6,000	Bausch Health Cos Inc, 144A	9.000%	12/15/25	B	6,823,200
13,240	Total Pharmaceuticals				13,855,000
	Semiconductors & Semiconductor Equipment – 0.1%
621	Advanced Micro Devices Inc	7.500%	8/15/22	BB-	699,401
	Software – 1.0%
8,870	TIBCO Software Inc, 144A	11.375%	12/01/21	B-	9,191,981
	Wireless Telecommunication Services – 0.9%
4,000	Intelsat Connect Finance SA, 144A	9.500%	2/15/23	CCC-	2,798,800
4,623	Level 3 Financing Inc	5.375%	8/15/22	BB	4,640,105

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Wireless Telecommunication Services (continued)
$2,000	T-Mobile US Inc, (5), (6)	6.000%	3/01/23	N/R	$ —
1,600	T-Mobile USA Inc	6.000%	3/01/23	BB+	1,628,800
12,223	Total Wireless Telecommunication Services				9,067,705
$148,516	Total Corporate Bonds (cost $121,362,264)				124,451,842

Shares	Description (1)	Value
	COMMON STOCKS – 2.0%
	Diversified Consumer Services – 0.0%
17,726	Cengage Learning Holdings II Inc, (7), (8)	$215,672
	Energy Equipment & Services – 0.1%
76,990	Transocean Ltd	529,691
5,884	Vantage Drilling International, (7), (8)	188,288
	Total Energy Equipment & Services	717,979
	Health Care Providers & Services – 0.0%
65,945	Millennium Health LLC, (7), (8)	396
61,430	Millennium Health LLC, (6), (8)	67,823
57,666	Millennium Health LLC, (6), (8)	57,898
	Total Health Care Providers & Services	126,117
	Internet & Direct Marketing Retail – 0.0%
7,503	Catalina Marketing Corp, (7), (8)	39,391
	Marine – 0.0%
11,073	HGIM Corp, (7), (8)	107,962
	Media – 1.6%
1,305,573	Clear Channel Outdoor Holdings Inc, (8)	3,733,939
73,000	Cumulus Media Inc, (8)	1,282,610
590,176	iHeartMedia Inc, (8)	9,973,974
	Total Media	14,990,523
	Pharmaceuticals – 0.0%
18,761	Advanz Pharma Corp, (8)	54,632
	Software – 0.3%
236,154	Avaya Holdings Corp, (8)	3,188,079
	Specialty Retail – 0.0%
9,046	Gymboree Holding Corp, (6), (8)	—
24,628	Gymboree Holding Corp, (6), (8)	—
	Total Specialty Retail	—
	Total Common Stocks (cost $30,820,855)	19,440,355

Nuveen Symphony Floating Rate Income Fund (continued)
Portfolio of Investments    December 31, 2019
(Unaudited)
Shares	Description (1)	Value
	WARRANTS – 0.1%
	Communications Equipment – 0.0%
16,108	Avaya Holdings Corp, (7)	$16,108
	Marine – 0.1%
49,473	HGIM, (7), (8)	482,362
	Total Warrants (cost $3,344,740)	498,470

Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
3,829	Fieldwood Energy LLC, (7), (8)	$69,561
18,956	Fieldwood Energy LLC, (7), (8)	344,374
	Total Common Stock Rights (cost $541,054)	413,935
	Total Long-Term Investments (cost $1,005,528,761)	982,573,377
	Borrowings – (2.6)%	(24,842,964)
	Other Assets Less Liabilities – 0.9%	8,836,292
	Net Assets – 100%	$966,566,705
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$837,768,775	$ —	$837,768,775
Corporate Bonds	—	124,451,842	—*	124,451,842
Common Stocks	18,762,925	551,709	125,721	19,440,355
Warrants	—	498,470	—	498,470
Common Stock Rights	—	413,935	—	413,935
Total	$18,762,925	$963,684,731	$125,721	$982,573,377

*	Value equals zero as of the end of the reporting period.

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(7)	For fair value measurement disclosure purposes, investment classified as Level 2.
(8)	Non-income producing; issuer has not declared a dividend within the past twelve months.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
N/A	Not Applicable.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.